401(k) Retirement Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
401(k) Retirement Plan
401(k) Retirement Plan

Note 11. 401(k) Retirement Plan

The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. For the three months ended June 30, 2023 and 2022, expenses for matching 401(k) contributions were $0.2 million and $0.3 million, respectively. For the six months ended June 30, 2023 and 2022, expenses for matching 401(k) contributions were $0.5 million and $0.8 million, respectively.

Note 15. 401(k) Retirement Plan

The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. Effective January 1, 2022, the Company began making matching contributions to the 401(k) plan. The expense related to the matching contributions was $1.3 million for the year ended December 31, 2022. The Company did not make any matching contributions to the 401(k) plan for the years ended December 31, 2021 and 2020.